Cover	Feb. 10, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2022
Entity File Number	001-40290
Entity Registrant Name	MSD ACQUISITION CORP. / NEW
Entity Central Index Key	0001846996
Entity Tax Identification Number	98-1583537
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, Address Line Two	26th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	303-1650
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value per share, and one-fifth of one redeemable warrant
Entity Addresses [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value per share, and one-fifth of one redeemable warrant
Trading Symbol	MSDAU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the Units
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the Units
Trading Symbol	MSDA
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	MSDAW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	645 Fifth Avenue
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022